Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Dec. 31, 2024 [1]	Mar. 31, 2024		Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1],[2],[3]	$ 0.0001	[2],[3]
Common stock, shares authorized	250,000,000	250,000,000	[1],[2],[3]	220,000,000	[2],[3]
Common stock, shares issued	338,912	32,160	[1],[2],[3]	804	[2],[3]
Common stock,Shares outstanding	338,912	32,160	[1],[2],[3]	804	[2],[3]
Property and equipment, net of accumulated depreciation (in Dollars)		$ 6,717,519		$ 6,189,452
Intangible assets, net of accumulated amortisation (in Dollars)		$ 14,640		$ 106,769
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)